INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value to amortized cost basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
INVESTMENTS IN SECURITIES
Total, Cost			¥ 107,565
Gross unrealized gain			741,150
Fair value			848,715
Retained earnings	¥ (11,301)	¥ 719,797	(801,392)
ASU No. 2016-01 | Adjustment
INVESTMENTS IN SECURITIES
Retained earnings		¥ 490,259	¥ 490,259